June 13, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard CMT Funds (the “Trust”) File No.
333-111362

Commissioners:

Enclosed is the 20th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) transition each series of the Trust from a stable net asset value (“NAV”) to a floating NAV and (2) affect a number of non-material editorial changes.

Please note that this Amendment is substantially similar to Post-Effective Amendment No. 7
(SEC Accession No. 0000932471-09-001741), which the staff has already reviewed, with the exception of the addition of disclosure related to a floating NAV of the series and the amendment of the investment strategy descriptions to remove certain references to credit ratings consistent with Release No. IC-31828 (in the sections entitled “Fund Summary,” “Share Price,”
and “Investing With Vanguard” in the Prospectus). Consequently, in accordance with SEC
Release No. 33-6510, we are requesting selective review of this Amendment, and ask that you limit your review of the Amendment to these specific sections.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of
August 12, 2016, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to
Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-8439.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission